2. LOANS: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Nonaccrual	$ 37,347,593	$ 31,015,582
Cosumer Loans
Financing Receivable, Nonaccrual	33,786,152	28,218,125
Real Estate Loans
Financing Receivable, Nonaccrual	1,259,471	1,189,848
Sales Finance Contracts
Financing Receivable, Nonaccrual	$ 2,301,970	$ 1,607,609